Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill
Schedule of changes in the carrying amount of goodwill

			Digital media	Innovation
	Core	Cloud	and	initiatives and
	commerce	computing	entertainment	others	Total
	(in millions of RMB)
Balance as of April 1, 2017	79,855	368	40,521	4,676	125,420
Additions (i)	37,458	—	335	—	37,793
Impairment	—	—	(494)	—	(494)
Foreign currency translation adjustments	(515)	—	(55)	—	(570)
Balance as of March 31, 2018	116,798	368	40,307	4,676	162,149
Additions (i)	80,760	1,118	20,165	575	102,618
Foreign currency translation adjustments	157	(25)	36	—	168
Balance as of March 31, 2019	197,715	1,461	60,508	5,251	264,935

(i)During the year ended March 31, 2018, additions under the core commerce segment were primarily related to the acquisition of Cainiao Network (Note 4(f)).

During the year ended March 31, 2019, additions under the core commerce segment and the digital media and entertainment segment were primarily related to the acquisitions of Koubei and Ele.me (Note 4(c)) and the acquisition of Alibaba Pictures (Note 4(b)), respectively.